Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Asset Fund
Entity Central Index Key	0000783898
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002943
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class AAA
Trading Symbol	GABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000
12/15	10,489	10,138	10,021
12/16	11,704	11,351	11,674
12/17	14,063	13,828	14,951
12/18	12,982	13,223	14,428
12/19	15,893	17,386	18,073
12/20	17,678	20,586	19,866
12/21	21,025	26,496	23,998
12/22	18,790	21,697	22,349
12/23	20,723	27,402	25,976
12/24	22,414	34,257	29,869

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	8.16%	7.12%	7.24%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,785,620
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 16,655,087
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,785,620 Number of Portfolio Holdings478 Portfolio Turnover Rate5% Management Fees$16,655,087
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002942
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class C
Trading Symbol	GATCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$216	2.08%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000	10,000
12/15	10,411	10,311	10,138	10,021
12/16	11,530	11,316	11,351	11,674
12/17	13,752	13,384	13,828	14,951
12/18	12,600	12,139	13,223	14,428
12/19	15,312	14,631	17,386	18,073
12/20	16,906	16,008	20,586	19,866
12/21	19,956	18,736	26,496	23,998
12/22	17,701	16,452	21,697	22,349
12/23	19,381	17,849	27,402	25,976
12/24	20,806	18,982	34,257	29,869

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	7.35%	6.32%	6.44%
The Gabelli Asset Fund - Class C (includes sales charge)	6.35%	6.32%	6.44%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,785,620
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 16,655,087
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,785,620 Number of Portfolio Holdings478 Portfolio Turnover Rate5% Management Fees$16,655,087
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034307
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class I
Trading Symbol	GABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000
12/15	10,516	10,138	10,021
12/16	11,762	11,351	11,674
12/17	14,171	13,828	14,951
12/18	13,114	13,223	14,428
12/19	16,099	17,386	18,073
12/20	17,950	20,586	19,866
12/21	21,403	26,496	23,998
12/22	19,175	21,697	22,349
12/23	21,202	27,402	25,976
12/24	22,987	34,257	29,869

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	8.42%	7.38%	7.51%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,785,620
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 16,655,087
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,785,620 Number of Portfolio Holdings478 Portfolio Turnover Rate5% Management Fees$16,655,087
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002940
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class A
Trading Symbol	GATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Asset Fund underperformed its broad-based benchmark, the S&P 500 and its comparative, the Dow Jones Industrial Average. The S&P 500’s record performance has been driven by a focused group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the year. Top contributors consisted of companies with strong balance sheets and disciplined capital allocations histories. Detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
12/14	10,000	10,000	10,000	10,000
12/15	10,489	9,886	10,138	10,021
12/16	11,704	10,396	11,351	11,674
12/17	14,065	11,776	13,828	14,951
12/18	12,984	10,245	13,223	14,428
12/19	15,899	11,824	17,386	18,073
12/20	17,684	12,396	20,586	19,866
12/21	21,032	13,894	26,496	23,998
12/22	18,796	11,703	21,697	22,349
12/23	20,736	12,111	27,402	25,976
12/24	22,422	12,343	34,257	29,869

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	8.13%	7.12%	7.24%
The Gabelli Asset Fund - Class A (includes sales charge)	1.92%	5.86%	6.61%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average (DJIA)	14.99%	10.54%	11.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,785,620
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 16,655,087
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,785,620 Number of Portfolio Holdings478 Portfolio Turnover Rate5% Management Fees$16,655,087
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.9%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(1.0)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.3%
Sony Group Corp.	2.6%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.4%
Caterpillar Inc.	2.1%
Republic Services Inc.	2.0%
Madison Square Garden Sports Corp.	1.8%
Mastercard Inc.	1.8%
American Express Co.	1.7%
The Bank of New York Mellon Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends